Beckman, Millman, Sanders LLP
                                 116 John Street
                               New York, NY 10038



                                   May 5, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

      Re:  The Internet Fund
           File Nos. 811-07595 and 333-03147

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectus and statement of additional information dated April 30, 1999 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 5 on April 30, 1999.

If you have any questions, regarding this filing, please call the undersigned at
(212) 856-7039.


                               Sincerely,

                                /s/ Steve Sanders

                                  Steve Sanders